UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	June 30 ,2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.7%

	MUNICIPAL BONDS – 98.7%

	Alabama – 1.4%
$ 3,750	Birmingham, Alabama, General Obligation Bonds, Refunding Series 2006A, 5.000%, 4/01/22	10/16 at 100.00	AA (4)	$ 3,793,313
	(Pre-refunded 10/01/16) – NPFG Insured
	Alaska – 0.4%
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/16 at 100.00	B3	989,150
	Series 2006A, 5.000%, 6/01/32
	Arizona – 3.1%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,850,250
	2011B-1&2, 5.250%, 3/01/39
1,590	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2008A,	10/18 at 100.00	AAA	1,744,421
	5.000%, 10/01/20
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	678,630
	Company, Series 2010A, 5.250%, 10/01/40
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	2,957,265
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
215	Sedona Wastewater Municipal Property Corporation (Arizona), Excise Tax Revenue Bonds, Series	No Opt. Call	AA–	197,753
	1998, 0.000%, 7/01/20 – NPFG Insured
7,155	Total Arizona			8,428,319
	California – 16.8%
1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+ (4)	1,061,280
	Lien Series 2004A, 5.450%, 10/01/25 (Pre-refunded 10/01/17) – AMBAC Insured
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	4,917,770
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
4,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa1	1,772,440
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B3	1,526,865
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	No Opt. Call	A+	502,085
	Projects, Series 1998A, 5.250%, 12/01/16
60	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/16 at 100.00	AA–	60,242
2,500	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical	8/18 at 100.00	AA– (4)	2,798,775
	Center, Refunding Series 2008A, 6.250%, 8/15/28 (Pre-refunded 8/15/18)
2,440	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series	No Opt. Call	AA	1,855,766
	2002, 0.000%, 8/01/27 – AGM Insured
3,290	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	2,695,398
	Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/24 – NPFG Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	1,000,950
	Bonds, Series 2007A-1, 5.125%, 6/01/47
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,535,656
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,495	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	899,601
	Bonds, Series 2007, 0.000%, 8/01/33 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,020,290
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	686,925
	2009C, 6.500%, 11/01/39
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	880,548
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	663,007
	6.750%, 11/01/39
4,620	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	AA–	3,800,320
	of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
4,400	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	3,068,824
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
2,500	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA– (4)	1,740,125
	Participation, Series 2006, 0.000%, 10/01/34 – NPFG Insured (ETM)
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A1	2,316,514
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
1,800	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	1,945,728
	Series 2008A, 5.000%, 5/01/38 (Pre-refunded 5/01/18) (WI/DD, Settling 7/01/16) – AGM Insured
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election
	2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	AA	491,650
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	AA	873,917
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds,	No Opt. Call	AA	4,016,747
	Series 2007C, 0.000%, 8/01/30
2,080	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/16 at 100.00	B–	2,080,146
	Bonds, Series 2005A-1, 5.500%, 6/01/45
62,280	Total California			45,211,569
	Colorado – 8.4%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	562,915
	Series 2009A, 5.500%, 7/01/34
1,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	2,212,889
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,035,530
	Association, Series 2007, 5.250%, 5/15/42
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,290,382
	5.000%, 11/15/43
2,230	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,246,279
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
1,600	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/16 –	No Opt. Call	AA–	1,626,544
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,140	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	4,265,789
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	5,686,037
4,475	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	2,755,168
26,955	Total Colorado			22,681,533
	Connecticut – 0.7%
1,945	Connecticut Health and Educational Facilities Authority, Auction Rate Revenue Bonds, Yale	7/17 at 100.00	AAA	2,027,896
	University, Series 2007Z-2, 5.050%, 7/01/42
	Florida – 2.2%
1,685	Broward County, Florida, Professional Sports Facilities Tax and Revenue Bonds, Broward County	No Opt. Call	AA	1,696,761
	Civic Arena Project, Refunding Series 2006A, 5.000%, 9/01/28 – AMBAC Insured
1,495	Duval County School Board, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aa3 (4)	1,561,662
	Series 2008, 5.000%, 7/01/26 (Pre-refunded 7/01/17) – AGM Insured
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A	1,009,770
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	1,766,235
	5.000%, 11/15/45
5,680	Total Florida			6,034,428
	Illinois – 12.4%
1,615	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	AA–	1,317,759
	Revenue Bonds, Series 1999A, 0.000%, 4/01/23 – NPFG Insured
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	654,077
	2011A, 5.000%, 12/01/41
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%,	1/17 at 100.00	AA	1,003,170
	1/01/31 – AGM Insured
1,515	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2007C, 5.000%,	No Opt. Call	AA–	1,581,039
	1/01/27 – NPFG Insured
470	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA– (4)	487,921
	5/15/32 (Pre-refunded 5/15/17) – NPFG Insured
1,750	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	1,867,880
	Refunding Series 2008A, 5.500%, 8/15/30
1,050	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	No Opt. Call	AA– (4)	1,142,789
	2015-XF0248, 8.984%, 7/01/46 (Pre-refunded 7/01/17) (IF) (6)
1,035	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	1,044,015
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB+	2,480,131
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,350	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AA–	3,773,678
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AA–	683,195
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	2,373,600
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AA–	3,929,895
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/16 at 100.00	AA	5,051,558
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	AA	1,003,703
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	AA	1,032,430
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22	3/17 at 100.00	AA– (4)	2,058,580
	(Pre-refunded 3/01/17) – NPFG Insured
1,825	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	2,250,590
44,295	Total Illinois			33,736,010
	Indiana – 4.3%
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B,	No Opt. Call	AA	1,114,464
	0.000%, 6/01/30 – AGM Insured
2,040	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	2,487,352
	Refunding 2015A, 5.000%, 12/01/40
170	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB–	190,458
	Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)
1,075	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+ (4)	1,093,039
	Health, Series 2006B-5, 5.000%, 11/15/36 (Pre-refunded 11/15/16)
485	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	498,522
	Indiana, Series 2007, 5.500%, 3/01/37
515	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	531,480
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
2,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	2,044,060
	(Pre-refunded 1/01/17) – NPFG Insured
1,825	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	2,044,858
	5.500%, 1/01/38 – AGC Insured
1,490	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	1,574,334
	Project, Series 2010, 6.000%, 1/15/19
11,200	Total Indiana			11,578,567
	Iowa – 1.6%
1,540	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B+	1,604,464
	Project, Series 2013, 5.000%, 12/01/19
1,645	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	12/16 at 100.00	B+	1,645,115
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	1,004,110
	5.600%, 6/01/34
4,185	Total Iowa			4,253,689
	Kansas – 0.1%
305	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	307,123
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 1.3%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,794,875
	System Obligated Group, Series 2011, 5.250%, 8/15/46
805	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	698,861
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43 (5)
3,305	Total Kentucky			3,493,736
	Maryland – 0.3%
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
595	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	598,600
100	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	100,605
695	Total Maryland			699,205
	Massachusetts – 0.2%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	543,155
	Series 2008E-1 &2, 5.000%, 7/01/28 (Pre-refunded 7/01/18)
	Michigan – 3.6%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	405,066
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,590	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,807,974
	7/01/31 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	2,508,675
	7/01/33 – FGIC Insured
2,060	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 4.500%,	7/16 at 100.00	AA–	2,066,242
	7/01/25 – NPFG Insured
385	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	470,062
	5.000%, 4/15/38
1,250	Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AA– (4)	1,350,550
	& Site Series 2008, 5.000%, 5/01/21 (Pre-refunded 5/01/18) – AGM Insured
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	291,068
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
9,390	Total Michigan			9,899,637
	Minnesota – 2.0%
955	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+ (4)	955,115
	7/01/38 (Pre-refunded 7/01/16) (Alternative Minimum Tax)
4,555	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/16	No Opt. Call	AA+	4,573,083
5,510	Total Minnesota			5,528,198
	Missouri – 0.1%
270	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	294,565
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Nebraska – 0.2%
545	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	592,502
	Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36
	Nevada – 4.0%
1,325	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	1,490,347
	5.250%, 7/01/38
1,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028,	No Opt. Call	A+ (4)	2,059,850
	Tender Option Bond Trust Series 2016-X60028, 19.046%, 1/01/18 (IF)
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,126,040
	International Airport, Series 2010A, 5.250%, 7/01/42
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	Aa1	3,712,500
	5.000%, 6/01/34
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	11/16 at 100.00	AA–	2,499,900
9,075	Total Nevada			10,888,637
	New Jersey – 3.4%
2,165	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	2,381,652
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
1,250	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	A–	1,390,063
	5.500%, 12/15/19 – AMBAC Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A,	No Opt. Call	A–	2,195,000
	5.000%, 6/15/42
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	2,298,940
	5.250%, 6/15/29
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B	1,009,320
	Series 2007-1A, 5.000%, 6/01/29
8,415	Total New Jersey			9,274,975
	New Mexico – 0.4%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,017,930
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	New York – 4.4%
1,700	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	N/R (4)	1,708,891
	Kaleida Health, Series 2006, 4.700%, 2/15/35 (Pre-refunded 8/15/16)
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	9/16 at 100.00	N/R (4)	5,047,749
	Education Series 2006D, 5.000%, 3/15/36 (Pre-refunded 9/15/16)
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	576,785
	2011A, 5.250%, 2/15/47
1,805	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,850,865
	2/15/47 – FGIC Insured
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	1,526,613
	Series 2012F, 5.000%, 11/15/26
1,135	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	1,342,989
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
11,390	Total New York			12,053,892
	Ohio – 4.3%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,155	5.375%, 6/01/24	6/17 at 100.00	B–	2,134,786
2,475	5.875%, 6/01/30	6/17 at 100.00	B–	2,475,792
875	5.750%, 6/01/34	6/17 at 100.00	B–	863,406
2,680	5.875%, 6/01/47	6/17 at 100.00	B–	2,675,283
2,275	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A (4)	2,333,058
	System Inc., Series 2007A, 5.250%, 1/15/46 (Pre-refunded 1/15/17)
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,291,215
	2013A-1, 5.000%, 2/15/48
11,565	Total Ohio			11,773,540
	Oklahoma – 1.5%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	1,004,940
	5.375%, 9/01/36
2,905	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	2,980,152
	5.000%, 2/15/42
95	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	97,623
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
4,000	Total Oklahoma			4,082,715
	Pennsylvania – 0.6%
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,703,640
	Bonds, Series 2010B, 5.000%, 12/01/30
	Puerto Rico – 0.9%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/16 at 100.00	AA–	1,064,270
	5.000%, 12/01/20
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Caa3	1,447,200
	8/01/54 – AMBAC Insured
16,035	Total Puerto Rico			2,511,470
	South Dakota – 0.3%
600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	723,360
	Series 2015, 5.000%, 11/01/35
	Texas – 11.1%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+ (4)	305,458
	6.000%, 1/01/41 (Pre-refunded 1/01/21)
240	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	290,254
	5.000%, 1/01/35
3,000	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds,	No Opt. Call	AAA	3,018,150
	Refunding Series 2006, 5.000%, 2/15/18
5,560	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	6,526,937
	2013A, 5.500%, 4/01/53
1,160	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,397,754
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
675	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	AA– (4)	683,019
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
630	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	486,108
12,480	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	3,779,568
975	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	AA–	1,016,925
	7/01/25 – NPFG Insured
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	457,229
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
200	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	AAA	47,646
	Bonds, Series 2008, 0.000%, 8/15/41
4,800	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	N/R (4)	1,148,448
	Bonds, Series 2008, 0.000%, 8/15/41 (Pre-refunded 8/15/17)
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	2,580,802
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
1,025	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	1,214,379
	5.000%, 1/01/40
200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	222,400
	Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,891,249
	2012, 5.000%, 12/15/26
2,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School	No Opt. Call	AAA	1,073,980
	Building Series 2010, 0.000%, 8/15/31
41,025	Total Texas			30,140,306
	Utah – 0.8%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	AA–	2,100,527
	Virginia – 2.2%
1,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	2,051,940
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,154,210
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	601,000
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,176,084
1,000	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,039,660
	Series 2007A, 5.250%, 9/01/37
5,010	Total Virginia			6,022,894
	Washington – 3.2%
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series	1/23 at 100.00	A+	4,887,200
	2013A, 5.750%, 1/01/45
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,131,639
	Center, Series 2011A, 5.625%, 1/01/35
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	2,663,725
	1/01/33 (Pre-refunded 1/01/18)
7,490	Total Washington			8,682,564
	Wisconsin – 2.5%
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,329,160
	Series 2011A, 5.250%, 10/15/39
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A3	1,874,313
	Series 2012, 5.000%, 6/01/39
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	N/R (4)	1,508,715
	Healthcare System, Series 2006A, 5.250%, 8/15/31 (Pre-refunded 8/15/16)
1,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	1,139,969
	6.000%, 5/01/36
6,145	Total Wisconsin			6,852,157
$ 317,680	Total Municipal Bonds (cost $232,247,389)			267,921,202

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 328	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 9,848
88	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	2,620
$ 416	Total Corporate Bonds (cost $37,260)				12,468
	Total Long-Term Investments (cost $232,284,649)				267,933,670
	Other Assets Less Liabilities – 1.3%				3,557,533
	Net Assets – 100.0%				$ 271,491,203

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$267,921,202	$ —	$267,921,202
Corporate Bonds	—	—	12,468	12,468
Total	$ —	$267,921,202	$12,468	$267,933,670

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund
As of June 30, 2016, the cost of investments was $231,117,604.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$36,992,516
Depreciation	(176,450)
Net unrealized appreciation (depreciation) of investments	$36,816,066

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2016